As filed with the Securities and Exchange Commission on August 20, 2014

Securities Act File No. 333-183945

Investment Company Act File No. 811-22747

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 27	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 29	☒

(Check appropriate box or boxes)

ALPS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of Principal Executive Offices)

303-623-5277

(Registrant’s Telephone Number, including Area Code)

JoEllen L. Legg, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

Copy to:

Robert Robertson, Esq.

Dechert LLP

2010 Main Street, Suite 500

Irvine, California 92614

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On July 29, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on August 20, 2014.

ALPS SERIES TRUST
(Registrant)

By:	/s/ Jeremy O. May
President

Pursuant to the requirements of the Securities Act of 1933, this registrant statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Jeremy O. May Jeremy O. May	President, Trustee and Chairman	August 20, 2014

/s/ Cheryl Burgermeister Cheryl Burgermeister*	Trustee	August 20, 2014

/s/ J. Wayne Hutchens J. Wayne Hutchens*	Trustee	August 20, 2014

/s/ Patrick Seese Patrick Seese*	Trustee	August 20, 2014

/s/ Kimberly R. Storms Kimberly R. Storms	Treasurer	August 20, 2014

*	Signature affixed by JoEllen L. Legg pursuant to a Power of Attorney dated October 30, 2012.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase